Stockholders' equity, Other Components of equity (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other components of equity [Abstract]
Balance, beginning of period		$ 963,990	$ 431,806	$ 637,545
Revaluation of vessels		941,957	424,634	1,157,690
Defined benefit plan		319	24,863	4,887
Tax expense		(282,683)	(134,849)	(348,773)
Total net of taxes		659,593	314,648	813,131
Balance, end of period		2,229,062	963,990	431,806
Statutory Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period		216,948	216,948
Revaluation of vessels		0	0
Defined benefit plan		0	0
Reclassification from disposal of properties and depreciation		0	0
Total before taxes		0	0
Tax expense		0	0
Total net of taxes		0	0
Balance, end of period		216,948	216,948	216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period		(136,441)	(153,845)
Revaluation of vessels		0	0
Defined benefit plan		319	24,863
Reclassification from disposal of properties and depreciation		0	0
Total before taxes		319	24,863
Tax expense		(96)	(7,459)
Total net of taxes		223	17,404
Balance, end of period		(136,218)	(136,441)	(153,845)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period		77,106	77,106
Revaluation of vessels		0	0
Defined benefit plan		0	0
Reclassification from disposal of properties and depreciation		0	0
Total before taxes		0	0
Tax expense		0	0
Total net of taxes		0	0
Balance, end of period		77,106	77,106	77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period		(247,668)	(247,668)
Revaluation of vessels		0	0
Defined benefit plan		0	0
Reclassification from disposal of properties and depreciation		0	0
Total before taxes		0	0
Tax expense		0	0
Total net of taxes		0	0
Balance, end of period		(247,668)	(247,668)	(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period		2,353,163	2,206,975
Revaluation of vessels		941,957	424,634
Defined benefit plan		0	0
Reclassification from disposal of properties and depreciation	[1]	(2,073,235)	(151,056)
Total before taxes		(1,131,278)	273,578
Tax expense		(282,587)	(127,390)
Total net of taxes		(1,413,865)	146,188
Balance, end of period		939,298	2,353,163	2,206,975
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period		2,263,108	2,099,516	1,363,714
Revaluation of vessels		941,957	424,634
Defined benefit plan		319	24,863
Reclassification from disposal of properties and depreciation		(2,073,235)	(151,056)
Total before taxes		(1,130,959)	298,441
Tax expense		(282,683)	(134,849)
Total net of taxes		(1,413,642)	163,592	735,802
Balance, end of period		$ 849,466	$ 2,263,108	$ 2,099,516

[1]	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and to the depreciation of the period of revaluation of properties and vessels.